DESCRIPTION OF THE PLAN - Contributions and Vesting (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) company Y shares	Dec. 31, 2024 USD ($)
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
Number of publicly traded companies | company	2
Exchange ratio | shares	1
Dividend distribution period	90 days
Number of consecutive break years | Y	5
Severance period	12 months
Forfeitures reduced employer contribution	$ 4,100,000
Forfeitures available	$ 3,600,000	$ 1,800,000
AbbVie Savings Plan | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	2.00%
Employer matching contribution	5.00%
AbbVie Savings Plan | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Automatic contributions	3.00%
Employer matching contribution	6.00%
AbbVie Savings Plan | Minimum | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	2.00%
AbbVie Savings Plan | Minimum | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	1.00%
AbbVie Savings Plan | Maximum | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	50.00%
AbbVie Savings Plan | Maximum | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	50.00%
AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
Number of publicly traded companies | company	2
Exchange ratio | shares	1
Number of consecutive break years | Y	5
Severance period	12 months
Forfeitures reduced employer contribution	$ 41,000
Forfeitures available	$ 76,400	$ 34,600
AbbVie Puerto Rico Savings Plan | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	2.00%
Employer matching contribution	5.00%
AbbVie Puerto Rico Savings Plan | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Automatic contributions	3.00%
Employer matching contribution	6.00%
AbbVie Puerto Rico Savings Plan | Minimum | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	2.00%
AbbVie Puerto Rico Savings Plan | Minimum | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	1.00%
AbbVie Puerto Rico Savings Plan | Maximum | Employees Not Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	50.00%
AbbVie Puerto Rico Savings Plan | Maximum | Employees Covered Under ASP Plus
DESCRIPTION OF THE PLAN
Employee contribution	50.00%